Shareholders' Equity (Details) - CAD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Equity [abstract]
Number Of Common Shares Held As Treasury Stock	65,647	65,647
Total carrying amount of treasury stock	$ 2,643	$ 2,643